Intangible Assets and Goodwill, Net (Details) - Schedule of Goodwill of Cash Generating Units - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill of Cash Generating Units [Line Items]
Goodwill	S/ 55,894	S/ 49,477	S/ 57,080
Engineering and Construction [Member]
Schedule of Goodwill of Cash Generating Units [Line Items]
Goodwill	35,158	28,741	36,344
Electromechanical [Member]
Schedule of Goodwill of Cash Generating Units [Line Items]
Goodwill	S/ 20,736	S/ 20,736	S/ 20,736